SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD	6 Months Ended
Jun. 30, 2024
SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD
SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD

NOTE 3 - SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD:

a.	On January 26, 2024, the Company issued 10,000,000 ADSs at a purchase price of $0.80 per ADS and warrants to purchase 10,000,000 ADSs at an exercise price of $1.00 per ADS. These warrants may be exercised in cash or on a cashless basis, are immediately exercisable, and expire in five years. The Company also issued to the placement agent warrants to purchase 600,000 ADSs under the same terms. The gross proceeds from the offering were $8 million, before deducting approximately $0.9 million in fees and expenses.

The warrants were classified as a financial liability due to a net settlement provision. These derivatives were recognized and subsequently measured at fair value through profit or loss. Upon initial recognition the fair value of the warrants was adjusted to reflect the unrecognized day 1 loss. This unrecognized day 1 loss is amortized over the warrants’ contractual life. Consequently, $0.9 million of issuance costs allocated to the warrants, were included directly in the Consolidated Statements of Comprehensive Income (Loss). See also note 7.

b.	On March 21, 2024, the Annual General Meeting of shareholders approved the increase of the authorized share capital of the Company to NIS 400,000,000 divided into (i) 39,994,000,000 registered Ordinary Shares of NIS 0.01 par value each, and (ii) 6,000,000 preferred shares of NIS 0.01 par value each.
c.	On April 3, 2024, the Company issued 2,144,487 ADSs at a purchase price of $0.58289 per ADS and warrants to purchase 2,144,487 ADSs at an exercise price of $0.75 per ADS. These warrants may be exercised in cash or on a cashless basis, are immediately exercisable and expire in five years. The gross proceeds from the offering were $1.25 million, before deducting offering expenses approximately $0.1 million in expesnses.

The warrants were classified as a financial liability due to a net settlement provision. These derivatives were recognized and subsequently measured at fair value through profit or loss. The consideration, net of issue expenses, was allocated to the various issued instruments. Out of the gross consideration, $0.9 million was allocated to the warrants. The remainder of approximately $0.35 million was allocated to equity. Issuance expenses allocated  to the liability instruments were recorded directly in the Consolidated Statements of Comprehensive Income (Loss) and , while those allocated to equity were recorded against additional paid in capital. See also note 7.